Annual Total Returns [BarChart] - First Trust Managed Futures Strategy Fund - First Trust Managed Futures Strategy Fund	May 03, 2021
Bar Chart Table:
2014	(2.50%)
2015	(0.51%)
2016	(4.33%)
2017	1.91%
2018	(3.13%)
2019	(4.54%)
2020	4.87%